PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 89.6%
Corporate Bonds 1.9%
Mexico 0.8%
Petroleos Mexicanos, Gtd. Notes	6.700%	02/16/32		351	$350,365
Supranational Bank 1.1%
Corp. Andina de Fomento, Sr. Unsec’d. Notes, EMTN	7.500	04/08/30	INR	20,300	221,240
Inter-American Development Bank, Sr. Unsec’d. Notes, GMTN	7.350	10/06/30	INR	21,000	230,253
					451,493

Total Corporate Bonds (cost $837,549)					801,858
Sovereign Bonds 87.2%
Brazil 4.5%
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	2	281,791
Notes, Series NTNF	10.000	01/01/27	BRL	6	1,034,792
Notes, Series NTNF	10.000	01/01/29	BRL	3	446,017
Notes, Series NTNF	10.000	01/01/31	BRL	1	101,889
					1,864,489
Chile 1.8%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	75,000	84,062
Bonds, 144A	5.800	10/01/29	CLP	285,000	337,261
Bonds, Series 30Y	6.000	01/01/43	CLP	135,000	166,264
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	48,216
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	107,791
					743,594
China 3.2%
China Government Bond,
Bonds, Series INBK	1.870	09/15/31	CNH	1,040	151,242
Bonds, Series INBK	2.110	08/25/34	CNH	3,710	547,728
Bonds, Series INBK	2.190	09/25/54	CNH	1,000	138,863
Bonds, Series INBK	2.270	05/25/34	CNH	1,640	245,030
Bonds, Series INBK	3.020	05/27/31	CNH	550	85,229
Bonds, Series INBK	3.320	04/15/52	CNH	260	44,474
Bonds, Series INBK	3.810	09/14/50	CNH	330	60,269
Bonds, Series INBK	3.860	07/22/49	CNH	380	69,371
					1,342,206
Colombia 6.9%
Colombian TES,
Bonds, Series B	6.250	07/09/36	COP	2,702,400	473,546
Bonds, Series B	7.000	03/26/31	COP	1,439,100	306,459
Bonds, Series B	7.000	06/30/32	COP	2,067,000	420,737
Bonds, Series B	7.250	10/18/34	COP	461,900	91,052
Bonds, Series B	7.250	10/26/50	COP	210,000	35,130
Bonds, Series B	7.750	09/18/30	COP	5,851,300	1,310,496

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia (cont’d.)
Colombian TES, (cont’d.)
Bonds, Series G	7.000%	03/26/31	COP	759,800	$161,034
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	258,577	50,239
					2,848,693
Czech Republic 3.3%
Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 049	4.200	12/04/36	CZK	2,950	140,637
Sr. Unsec’d. Notes, Series 094	0.950	05/15/30	CZK	4,480	195,236
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	2,860	119,360
Sr. Unsec’d. Notes, Series 105	2.750	07/23/29	CZK	13,290	630,620
Sr. Unsec’d. Notes, Series 130	0.050	11/29/29	CZK	6,050	257,948
					1,343,801
Dominican Republic 1.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.875	09/23/32		300	287,400
Sr. Unsec’d. Notes	11.250	09/15/35	DOP	8,000	142,422
					429,822
El Salvador 0.4%
El Salvador Government International Bond, Sr. Unsec’d. Notes	9.250	04/17/30		150	162,750
Guatemala 0.5%
Guatemala Government Bond, Sr. Unsec’d. Notes	4.900	06/01/30		200	199,350
Hungary 2.9%
Hungary Government Bond,
Bonds, Series 29/A	2.000	05/23/29	HUF	142,890	390,568
Bonds, Series 30/A	3.000	08/21/30	HUF	156,900	428,151
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	88,144
Bonds, Series 32/A	4.750	11/24/32	HUF	52,770	149,814
Bonds, Series 33/A	2.250	04/20/33	HUF	24,760	58,945
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	46,466
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	57,740
					1,219,828
India 4.0%
India Government Bond,
Sr. Unsec’d. Notes	7.180	08/14/33	INR	31,250	348,671
Sr. Unsec’d. Notes	7.260	02/06/33	INR	20,000	223,910
Sr. Unsec’d. Notes	7.300	06/19/53	INR	59,300	639,623
Sr. Unsec’d. Notes	7.410	12/19/36	INR	37,560	424,653
					1,636,857
Indonesia 7.7%
Indonesia Treasury Bond,
Bonds, Series 068	8.375	03/15/34	IDR	2,405,000	161,360
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	239,355
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	462,647
Bonds, Series 078	8.250	05/15/29	IDR	1,099,000	70,859
Bonds, Series 079	8.375	04/15/39	IDR	1,031,000	71,230

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Treasury Bond, (cont’d.)
Bonds, Series 082	7.000%	09/15/30	IDR	4,516,000	$281,941
Bonds, Series 087	6.500	02/15/31	IDR	7,837,000	481,401
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	84,652
Bonds, Series 095	6.375	08/15/28	IDR	2,401,000	147,065
Bonds, Series 096	7.000	02/15/33	IDR	4,607,000	284,507
Bonds, Series 100	6.625	02/15/34	IDR	2,400,000	145,399
Bonds, Series 101	6.875	04/15/29	IDR	2,629,000	163,010
Bonds, Series 103	6.750	07/15/35	IDR	2,796,000	171,244
Bonds, Series 104	6.500	07/15/30	IDR	2,605,000	159,597
Bonds, Series 109	5.875	03/15/31	IDR	4,054,000	243,004
					3,167,271
Ivory Coast 1.0%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	240	288,663
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	100	121,424
					410,087
Malaysia 4.3%
Malaysia Government Bond,
Bonds, Series 120	4.065	06/15/50	MYR	1,361	348,714
Bonds, Series 222	4.696	10/15/42	MYR	800	223,548
Bonds, Series 317	4.762	04/07/37	MYR	842	234,662
Bonds, Series 318	4.642	11/07/33	MYR	71	19,371
Bonds, Series 413	3.844	04/15/33	MYR	390	101,180
Bonds, Series 415	4.254	05/31/35	MYR	450	120,554
Bonds, Series 419	3.828	07/05/34	MYR	365	94,520
Bonds, Series 519	3.757	05/22/40	MYR	682	171,959
Malaysia Government Investment Issue,
Bonds, Series 121	3.447	07/15/36	MYR	430	107,826
Bonds, Series 219	4.467	09/15/39	MYR	790	214,388
Bonds, Series 223	4.291	08/14/43	MYR	590	156,913
					1,793,635
Mexico 8.5%
Mexican Bonos,
Bonds, Series M	7.500	05/26/33	MXN	35	188,598
Bonds, Series M	7.750	05/29/31	MXN	119	664,753
Bonds, Series M	8.000	11/07/47	MXN	24	122,263
Bonds, Series M	8.500	03/02/28	MXN	175	1,019,512
Bonds, Series M	8.500	02/28/30	MXN	60	347,010
Bonds, Series M	10.000	11/20/36	MXN	18	112,288
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	132	709,274
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	33	162,771
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	33	181,369
					3,507,838
Oman 1.0%
Oman Government International Bond, Sr. Unsec’d. Notes	5.375	03/08/27		400	404,000
Peru 3.9%
Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	249,658

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru (cont’d.)
Peru Government Bond, (cont’d.)
Bonds	6.900%	08/12/37	PEN	260	$81,064
Bonds	6.950	08/12/31	PEN	190	63,214
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	1,340	355,008
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	1,963	632,779
Sr. Unsec’d. Notes, 144A	6.850	08/12/35	PEN	14	4,475
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	08/12/35	PEN	470	150,470
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	77,661
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	2,182
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	48	15,970
					1,632,481
Philippines 4.3%
Philippine Government Bond,
Bonds, Series 0770	6.375	07/27/30	PHP	78,120	1,366,772
Bonds, Series 1073	6.375	04/28/35	PHP	20,790	363,393
Bonds, Series R519	6.000	08/20/30	PHP	2,800	48,273
					1,778,438
Poland 4.9%
Republic of Poland Government Bond,
Bonds, Series 0131	4.500	01/25/31	PLN	1,750	494,882
Bonds, Series 0429	5.750	04/25/29	PLN	1,366	405,633
Bonds, Series 0432	1.750	04/25/32	PLN	710	169,657
Bonds, Series 1030	1.250	10/25/30	PLN	3,350	822,957
Bonds, Series 1033	6.000	10/25/33	PLN	390	117,993
					2,011,122
Romania 2.5%
Romania Government Bond,
Bonds, Series 05Y	4.250	04/28/36	RON	830	159,187
Bonds, Series 08Y	7.350	04/28/31	RON	540	131,391
Bonds, Series 10Y	6.700	02/25/32	RON	405	95,149
Bonds, Series 10Y	7.200	10/30/33	RON	545	131,289
Bonds, Series 11Y	7.100	07/31/34	RON	300	72,000
Bonds, Series 15Y	3.650	09/24/31	RON	345	70,242

Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	300	390,810
					1,050,068
Saudi Arabia 0.9%
Saudi Government International Bond, Sr. Unsec’d. Notes, EMTN	2.500	02/03/27		390	384,638
Serbia 0.6%
Serbia International Bond, Sr. Unsec’d. Notes	1.650	03/03/33	EUR	190	191,222
Serbia Treasury Bonds, Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	61,258
					252,480

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa 12.7%
Republic of South Africa Government Bond,
Bonds, Series 2030	8.000%	01/31/30	ZAR	14,795	$940,675
Bonds, Series 2032	8.250	03/31/32	ZAR	16,474	1,048,502
Bonds, Series 2035	8.875	02/28/35	ZAR	5,689	370,605
Bonds, Series 2037	8.500	01/31/37	ZAR	11,352	707,869
Bonds, Series 2038	10.875	03/31/38	ZAR	660	48,047
Bonds, Series 2040	9.000	01/31/40	ZAR	4,599	291,394
Bonds, Series 2044	8.750	01/31/44	ZAR	3,914	238,431
Bonds, Series 2048	8.750	02/28/48	ZAR	12,021	733,774
Bonds, Series R209	6.250	03/31/36	ZAR	3,850	206,054
Bonds, Series R213	7.000	02/28/31	ZAR	10,845	659,270
					5,244,621
Thailand 4.0%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	124,344
Bonds	2.000	06/17/42	THB	2,080	61,269
Bonds	2.875	06/17/46	THB	6,220	200,404
Bonds	3.300	06/17/38	THB	5,750	203,006
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	82,965
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	28,375
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	375,177
Sr. Unsec’d. Notes	3.450	06/17/43	THB	3,523	122,790
Sr. Unsec’d. Notes	3.650	06/20/31	THB	7,249	256,681
Sr. Unsec’d. Notes	3.775	06/25/32	THB	4,977	178,499
					1,633,510
Turkey 1.6%
Turkiye Government Bond,
Bonds, Series 05Y	31.080	11/08/28	TRY	10,070	231,564
Bonds, Series 10Y	11.700	11/13/30	TRY	1,400	17,787
Bonds, Series 10Y	17.800	07/13/33	TRY	2,600	41,493
Bonds, Series 10Y	26.200	10/05/33	TRY	6,620	143,552

Turkiye Government International Bond, Sr. Unsec’d. Notes, Series 7Y	7.125	02/12/32		200	208,900
					643,296
Uganda 0.6%
Republic of Uganda Government Bonds, Bonds, Series 15Y	15.800	06/23/39	UGX	850,000	232,156
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	8.000	10/29/35	UYU	1,300	35,115
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	49,677
					84,792

Total Sovereign Bonds (cost $33,653,663)					36,021,823
U.S. Treasury Obligation(k) 0.5%
U.S. Treasury Notes (cost $199,784)	4.250	12/31/26		200	201,203

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description		Value
Option Purchased*~ 0.0%
(cost $1,000)	$—

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 89.6% (cost $34,691,996)	37,024,884
Options Written*~ (0.0)%
(premiums received $6,538)	(801)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 89.6% (cost $34,685,458)	$37,024,083

	Shares
Short-Term Investments 6.2%
Affiliated Mutual Fund 6.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $2,483,556)(wb)	2,483,556	2,483,556
Options Purchased*~ 0.2%
	(cost $67,884)	57,946

	Total Short-Term Investments (cost $2,551,440)	2,541,502

	TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 95.8% (cost $37,236,898)	39,565,585
Options Written*~ (0.2)%
	(premiums received $118,472)	(87,435)

	TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 95.6% (cost $37,118,426)	39,478,150
	Other assets in excess of liabilities(z) 4.4%	1,829,579

	Net Assets 100.0%	$41,307,729

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DOP—Dominican Peso
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NGN—Nigerian Naira
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RSD—Serbian Dinar
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
UGX—Ugandan Shilling
USD—US Dollar
UYU—Uruguayan Peso

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CA—Credit Agricole Securities Inc.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MIBOR—Mumbai Interbank Offered Rate
MSI—Morgan Stanley & Co. International PLC
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
THOR—Thai Overnight Repurchase Rate
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,174 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	CITI	02/05/26	26.00	—	EUR	171	$—
Currency Option EUR vs CZK	Call	MSI	02/24/26	26.00	—	EUR	172	—
Currency Option EUR vs HUF	Call	MSI	02/18/26	420.00	—	EUR	172	4
Currency Option EUR vs RON	Call	MSI	02/11/26	5.50	—	EUR	343	2
Currency Option EUR vs TRY	Call	BOA	02/17/26	99.00	—	EUR	689	225
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50	—		199	4
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50	—		100	2
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50	—		99	2
Currency Option USD vs BRL	Call	CITI	02/19/26	6.50	—		398	9
Currency Option USD vs BRL	Call	MSI	02/24/26	6.50	—		201	6
Currency Option USD vs BRL	Call	MSI	02/24/26	6.50	—		202	6
Currency Option USD vs BRL	Call	MSI	02/25/26	6.50	—		205	6
Currency Option USD vs COP	Call	CITI	02/25/26	4,500.00	—		202	17
Currency Option USD vs COP	Call	CITI	02/25/26	4,500.00	—		202	17

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs COP	Call	MSI	02/25/26	4,500.00	—	205	$17
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00	—	665	8
Currency Option USD vs TRY	Call	JPM	02/06/26	99.00	—	300	11
Currency Option USD vs TRY	Call	BOA	02/17/26	99.00	—	705	362
Currency Option USD vs TRY	Call	BOA	02/25/26	99.00	—	202	110
Currency Option USD vs ZAR	Call	MSI	02/19/26	19.00	—	398	27
Currency Option USD vs COP	Put	DB	02/05/26	3,200.00	—	201	—
Currency Option USD vs COP	Put	MSI	02/25/26	3,200.00	—	206	2
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00	—	665	13,418
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50	—	301	20,656
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50	—	301	20,656
Total OTC Traded (cost $55,650)							$55,567

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2-Year Interest Rate Swap, 09/22/28	Call	GSI	09/23/26	6.20%	6.20%(M)	28 Day Mexican Interbank Rate(M)/ 7.279%	MXN	70,000	$787
2-Year Interest Rate Swap, 09/22/28	Call	GSI	09/23/26	6.50%	6.50%(M)	28 Day Mexican Interbank Rate(M)/ 7.279%	MXN	35,000	1,171
1-Year Interest Rate Swap, 07/28/27	Put	CITI	07/27/26	8.00%	3 Month KWCDC(Q)/ 2.730%	8.00%(Q)	KRW	11,745,000	405
1-Year Interest Rate Swap, 10/16/27	Put	DB	10/14/26	9.00%	3 Month PRIBOR(Q)/ 3.460%	9.00%(A)	CZK	128,100	5
1-Year Interest Rate Swap, 10/16/27	Put	JPM	10/14/26	9.00%	3 Month PRIBOR(Q)/ 3.460%	9.00%(A)	CZK	136,500	5
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	13.00%	28 Day Mexican Interbank Rate(M)/ 7.279%	13.00%(M)	MXN	35,000	3
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	13.00%	28 Day Mexican Interbank Rate(M)/ 7.279%	13.00%(M)	MXN	35,000	3
5-Year Interest Rate Swap, 08/04/31	Put	MSI	07/31/26	9.00%	1 Day SOFR(A)/ 3.680%	9.00%(A)		1,375	—
Total OTC Swaptions (cost $13,234)									$2,379
Total Options Purchased (cost $68,884)									$57,946
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	02/05/26	24.30		—	EUR	171	$(537)
Currency Option EUR vs CZK	Call	MSI	02/24/26	24.35		—	EUR	172	(660)
Currency Option EUR vs HUF	Call	MSI	02/18/26	387.00		—	EUR	172	(390)
Currency Option EUR vs RON	Call	MSI	02/11/26	5.10		—	EUR	343	(655)
Currency Option EUR vs TRY	Call	BOA	02/17/26	53.25		—	EUR	689	(5,160)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42		—		199	(670)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42		—		100	(337)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42		—		99	(333)
Currency Option USD vs BRL	Call	CITI	02/19/26	5.38		—		398	(1,914)
Currency Option USD vs BRL	Call	MSI	02/24/26	5.35		—		201	(1,400)
Currency Option USD vs BRL	Call	MSI	02/24/26	5.40		—		202	(999)
Currency Option USD vs BRL	Call	MSI	02/25/26	5.30		—		205	(2,073)
Currency Option USD vs COP	Call	CITI	02/25/26	3,750.00		—		202	(2,631)
Currency Option USD vs COP	Call	MSI	02/25/26	3,750.00		—		205	(2,670)
Currency Option USD vs COP	Call	CITI	02/25/26	3,800.00		—		202	(1,803)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00		—		665	$(6,266)
Currency Option USD vs TRY	Call	JPM	02/06/26	45.00		—		300	(311)
Currency Option USD vs TRY	Call	BOA	02/17/26	45.00		—		705	(2,784)
Currency Option USD vs TRY	Call	BOA	02/25/26	44.30		—		202	(1,672)
Currency Option USD vs ZAR	Call	MSI	02/19/26	16.35		—		398	(2,765)
Currency Option USD vs COP	Put	DB	02/05/26	3,800.00		—		201	(5,728)
Currency Option USD vs COP	Put	MSI	02/25/26	3,800.00		—		206	(6,596)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00		—		301	(2,744)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00		—		301	(2,744)
Total OTC Traded (premiums received $68,152)									$(53,842)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 07/28/27	Put	CITI	07/27/26	3.02%	3.02%(Q)	3 Month KWCDC(Q)/ 2.730%	KRW	11,745,000	$(13,583)
1-Year Interest Rate Swap, 10/16/27	Put	DB	10/14/26	3.75%	3.75%(A)	3 Month PRIBOR(Q)/ 3.460%	CZK	128,100	(5,272)
1-Year Interest Rate Swap, 10/16/27	Put	JPM	10/14/26	3.75%	3.75%(A)	3 Month PRIBOR(Q)/ 3.460%	CZK	136,500	(5,618)
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	7.70%	7.70%(M)	28 Day Mexican Interbank Rate(M)/ 7.279%	MXN	35,000	(4,560)
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	7.70%	7.70%(M)	28 Day Mexican Interbank Rate(M)/ 7.279%	MXN	35,000	(4,560)
5-Year Interest Rate Swap, 08/04/31	Put	MSI	07/31/26	4.40%	4.40%(A)	1 Day SOFR(A)/ 3.680%		1,375	(801)
Total OTC Swaptions (premiums received $56,858)									$(34,394)
Total Options Written (premiums received $125,010)									$(88,236)
Futures contracts outstanding at January 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
34	5 Year U.S. Treasury Notes	Mar. 2026	$3,703,609	$(17,023)
1	10 Year U.S. Ultra Treasury Notes	Mar. 2026	114,156	(533)
3	20 Year U.S. Treasury Bonds	Mar. 2026	345,375	(833)
				(18,389)
Short Positions:
4	2 Year U.S. Treasury Notes	Mar. 2026	833,969	(411)
4	5 Year Euro-Bobl	Mar. 2026	552,895	1,821
1	10 Year Euro-Bund	Mar. 2026	151,926	1,362
3	10 Year U.S. Treasury Notes	Mar. 2026	335,484	4,496
8	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	939,500	207
				7,475
				$(10,914)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Forward foreign currency exchange contracts outstanding at January 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	BARC	BRL	633	$119,000	$120,063	$1,063	$—
Expiring 02/03/26	CITI	BRL	424	78,652	80,544	1,892	—
Expiring 02/03/26	GSI	BRL	12,011	2,203,158	2,279,858	76,700	—
Expiring 02/03/26	JPM	BRL	436	78,200	82,810	4,610	—
Expiring 02/03/26	MSI	BRL	629	116,174	119,472	3,298	—
Expiring 03/03/26	CITI	BRL	8,536	1,628,928	1,610,490	—	(18,438)
Expiring 03/03/26	CITI	BRL	647	122,000	122,048	48	—
Expiring 03/03/26	DB	BRL	1,073	201,000	202,350	1,350	—
Expiring 03/03/26	GSI	BRL	1,074	206,000	202,646	—	(3,354)
Chilean Peso,
Expiring 03/18/26	BOA	CLP	95,687	105,000	109,469	4,469	—
Expiring 03/18/26	CITI	CLP	144,298	160,845	165,083	4,238	—
Expiring 03/18/26	CITI	CLP	85,346	95,155	97,639	2,484	—
Expiring 03/18/26	DB	CLP	137,409	155,000	157,201	2,201	—
Chinese Renminbi,
Expiring 03/18/26	BNP	CNH	1,860	267,448	268,007	559	—
Expiring 03/18/26	DB	CNH	431	62,093	62,027	—	(66)
Expiring 03/18/26	GSI	CNH	145	20,766	20,940	174	—
Expiring 03/18/26	HSBC	CNH	15,362	2,186,118	2,213,081	26,963	—
Colombian Peso,
Expiring 02/02/26	MSI	COP	756,200	199,000	204,431	5,431	—
Czech Koruna,
Expiring 04/22/26	BOA	CZK	3,216	154,000	156,791	2,791	—
Egyptian Pound,
Expiring 02/09/26	CITI	EGP	6,424	133,000	135,929	2,929	—
Expiring 02/09/26	MSI	EGP	9,110	186,174	192,756	6,582	—
Expiring 03/03/26	CITI	EGP	6,773	142,000	141,248	—	(752)
Expiring 03/03/26	MSI	EGP	3,242	67,815	67,597	—	(218)
Expiring 03/03/26	MSI	EGP	2,161	45,207	45,062	—	(145)
Expiring 03/12/26	CITI	EGP	3,451	69,799	71,660	1,861	—
Expiring 03/12/26	CITI	EGP	2,092	40,311	43,441	3,130	—
Expiring 03/12/26	CITI	EGP	2,076	40,033	43,108	3,075	—
Expiring 05/13/26	CITI	EGP	15,533	317,657	315,171	—	(2,486)
Expiring 07/13/26	CITI	EGP	1,517	30,000	30,094	94	—
Expiring 07/21/26	MSI	EGP	5,035	100,000	99,630	—	(370)
Expiring 07/30/26	CITI	EGP	2,239	44,660	44,160	—	(500)
Expiring 07/30/26	JPM	EGP	5,481	109,340	108,111	—	(1,229)
Expiring 08/03/26	JPM	EGP	4,512	89,968	88,878	—	(1,090)
Expiring 08/03/26	SCB	EGP	2,480	49,400	48,850	—	(550)
Euro,
Expiring 04/22/26	HSBC	EUR	218	254,844	258,998	4,154	—
Indian Rupee,
Expiring 03/18/26	BOA	INR	51,020	563,000	554,185	—	(8,815)
Expiring 03/18/26	BOA	INR	28,461	314,000	309,145	—	(4,855)
Expiring 03/18/26	CITI	INR	25,646	282,000	278,572	—	(3,428)
Expiring 03/18/26	CITI	INR	17,930	194,557	194,760	203	—
Expiring 03/18/26	HSBC	INR	5,759	63,689	62,556	—	(1,133)
Expiring 03/18/26	JPM	INR	185,310	2,038,055	2,012,841	—	(25,214)
Expiring 03/18/26	MSI	INR	1,663	18,394	18,066	—	(328)
Expiring 03/18/26	UAG	INR	185,310	2,043,539	2,012,841	—	(30,698)
Expiring 03/18/26	UAG	INR	9,119	100,000	99,047	—	(953)
Indonesian Rupiah,
Expiring 03/13/26	BNY	IDR	7,500,000	445,659	446,701	1,042	—
Expiring 03/13/26	BNY	IDR	3,300,000	195,151	196,549	1,398	—
Expiring 03/13/26	BNY	IDR	2,881,202	172,145	171,604	—	(541)
Expiring 03/13/26	BOA	IDR	4,172,991	247,000	248,544	1,544	—
Expiring 03/13/26	CITI	IDR	2,364,218	140,744	140,813	69	—
Expiring 03/13/26	HSBC	IDR	836,731	50,000	49,836	—	(164)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/13/26	SCB	IDR	4,727,533	$282,000	$281,573	$—	$(427)
Malaysian Ringgit,
Expiring 03/18/26	BARC	MYR	429	105,500	108,896	3,396	—
Expiring 03/18/26	CA	MYR	8,202	1,993,310	2,084,226	90,916	—
Expiring 03/18/26	SSB	MYR	313	80,080	79,449	—	(631)
Mexican Peso,
Expiring 03/18/26	BOA	MXN	16,943	943,000	965,198	22,198	—
Expiring 03/18/26	CITI	MXN	5,845	334,000	332,969	—	(1,031)
Expiring 03/18/26	DB	MXN	4,071	225,000	231,918	6,918	—
Expiring 03/18/26	JPM	MXN	22,244	1,210,634	1,267,209	56,575	—
Expiring 03/18/26	MSI	MXN	1,721	93,591	98,030	4,439	—
Expiring 03/18/26	MSI	MXN	1,422	78,200	80,988	2,788	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	4,020	127,000	126,999	—	(1)
Expiring 03/18/26	JPM	TWD	6,227	199,000	196,722	—	(2,278)
Expiring 03/18/26	MSI	TWD	10,449	335,450	330,086	—	(5,364)
Expiring 03/18/26	MSI	TWD	6,416	203,000	202,677	—	(323)
Expiring 03/18/26	MSI	TWD	5,951	191,000	187,978	—	(3,022)
Expiring 03/18/26	MSI	TWD	5,909	190,000	186,679	—	(3,321)
Expiring 03/18/26	SCB	TWD	5,714	183,000	180,504	—	(2,496)
Nigerian Naira,
Expiring 07/27/26	BOA	NGN	151,350	100,000	102,877	2,877	—
Expiring 10/28/26	CITI	NGN	61,412	39,930	40,627	697	—
Expiring 10/28/26	JPM	NGN	124,686	81,070	82,484	1,414	—
Expiring 12/16/26	CITI	NGN	79,413	50,000	51,804	1,804	—
Expiring 12/16/26	MSI	NGN	79,300	50,000	51,731	1,731	—
Expiring 01/29/27	CITI	NGN	64,303	41,486	41,419	—	(67)
Expiring 01/29/27	SCB	NGN	35,920	23,174	23,137	—	(37)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	380	113,000	112,736	—	(264)
Philippine Peso,
Expiring 03/18/26	BARC	PHP	4,076	69,214	69,064	—	(150)
Expiring 03/18/26	BOA	PHP	10,294	173,000	174,424	1,424	—
Expiring 03/18/26	CITI	PHP	9,578	163,000	162,295	—	(705)
Expiring 03/18/26	SCB	PHP	11,478	194,000	194,483	483	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	4,241	1,173,567	1,193,439	19,872	—
Expiring 04/22/26	BARC	PLN	967	272,300	272,021	—	(279)
Expiring 04/22/26	DB	PLN	205	57,953	57,678	—	(275)
Expiring 04/22/26	GSI	PLN	79	22,454	22,163	—	(291)
Expiring 04/22/26	HSBC	PLN	286	81,162	80,469	—	(693)
Expiring 04/22/26	TD	PLN	416	116,700	117,094	394	—
Romanian Leu,
Expiring 04/22/26	GSI	RON	313	72,957	72,489	—	(468)
Expiring 04/22/26	MSI	RON	2,607	594,044	604,197	10,153	—
Serbian Dinar,
Expiring 04/22/26	HSBC	RSD	10,026	100,106	101,076	970	—
Singapore Dollar,
Expiring 03/18/26	BOA	SGD	487	382,000	384,338	2,338	—
Expiring 03/18/26	DB	SGD	211	165,000	166,559	1,559	—
Expiring 03/18/26	GSI	SGD	333	262,000	262,505	505	—
Expiring 03/18/26	HSBC	SGD	146	114,000	115,318	1,318	—
Expiring 03/18/26	JPM	SGD	497	393,000	392,267	—	(733)
Expiring 03/18/26	JPM	SGD	489	384,000	385,733	1,733	—
Expiring 03/18/26	MSI	SGD	362	283,000	285,362	2,362	—
Expiring 03/18/26	MSI	SGD	162	126,000	127,465	1,465	—
Expiring 03/18/26	SSB	SGD	514	401,000	405,123	4,123	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 03/18/26	SSB	SGD	337	$263,000	$265,712	$2,712	$—
South African Rand,
Expiring 03/18/26	BARC	ZAR	2,259	136,903	139,359	2,456	—
Expiring 03/18/26	BARC	ZAR	994	59,709	61,286	1,577	—
Expiring 03/18/26	BARC	ZAR	926	55,000	57,144	2,144	—
Expiring 03/18/26	BNP	ZAR	884	55,396	54,540	—	(856)
Expiring 03/18/26	DB	ZAR	1,701	99,000	104,926	5,926	—
Expiring 03/18/26	JPM	ZAR	2,041	124,000	125,880	1,880	—
Expiring 03/18/26	MSI	ZAR	1,466	88,549	90,413	1,864	—
South Korean Won,
Expiring 03/18/26	JPM	KRW	713,406	487,000	492,552	5,552	—
Expiring 03/18/26	MSI	KRW	298,457	207,000	206,061	—	(939)
Expiring 03/18/26	MSI	KRW	111,617	76,000	77,063	1,063	—
Expiring 03/18/26	UAG	KRW	210,839	146,000	145,568	—	(432)
Thai Baht,
Expiring 03/18/26	CITI	THB	9,071	290,000	289,206	—	(794)
Expiring 03/18/26	GSI	THB	8,676	280,000	276,617	—	(3,383)
Expiring 03/18/26	GSI	THB	2,263	71,651	72,164	513	—
Expiring 03/18/26	HSBC	THB	9,999	317,399	318,807	1,408	—
Expiring 03/18/26	HSBC	THB	4,477	144,350	142,726	—	(1,624)
Expiring 03/18/26	MSI	THB	3,269	105,000	104,228	—	(772)
Turkish Lira,
Expiring 02/12/26	BOA	TRY	8,509	192,551	193,728	1,177	—
Expiring 02/12/26	GSI	TRY	6,990	158,000	159,140	1,140	—
Expiring 02/12/26	UAG	TRY	5,794	131,000	131,919	919	—
Expiring 02/23/26	BARC	TRY	16,017	359,877	361,748	1,871	—
Expiring 02/26/26	HSBC	TRY	15,487	348,355	349,016	661	—
Expiring 02/26/26	HSBC	TRY	8,899	200,700	200,552	—	(148)
				$34,016,000	$34,320,536	441,667	(137,131)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	CITI	BRL	8,536	$1,639,062	$1,620,260	$18,802	$—
Expiring 02/03/26	CITI	BRL	341	63,000	64,780	—	(1,780)
Expiring 02/03/26	DB	BRL	1,265	233,000	240,054	—	(7,054)
Expiring 02/03/26	GSI	BRL	747	138,000	141,866	—	(3,866)
Expiring 02/03/26	GSI	BRL	654	120,000	124,124	—	(4,124)
Expiring 02/03/26	JPM	BRL	2,590	468,324	491,664	—	(23,340)
Expiring 03/03/26	CITI	BRL	392	74,511	74,004	507	—
Chilean Peso,
Expiring 03/18/26	CITI	CLP	398,828	433,546	456,274	—	(22,728)
Expiring 03/18/26	CITI	CLP	276,857	313,684	316,736	—	(3,052)
Chinese Renminbi,
Expiring 03/18/26	BNP	CNH	4,114	593,400	592,680	720	—
Expiring 03/18/26	HSBC	CNH	2,346	337,000	338,026	—	(1,026)
Expiring 03/18/26	HSBC	CNH	2,297	330,000	330,982	—	(982)
Expiring 03/18/26	JPM	CNH	2,744	395,600	395,308	292	—
Colombian Peso,
Expiring 02/02/26	CITI	COP	756,200	199,000	204,431	—	(5,431)
Expiring 03/18/26	BNY	COP	682,379	185,328	182,819	2,509	—
Expiring 03/18/26	CITI	COP	2,697,594	689,657	722,727	—	(33,070)
Expiring 03/18/26	CITI	COP	275,668	74,511	73,856	655	—
Expiring 03/18/26	MSI	COP	479,240	122,000	128,396	—	(6,396)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/22/26	TD	CZK	10,177	$489,996	$496,126	$—	$(6,130)
Egyptian Pound,
Expiring 02/09/26	CITI	EGP	15,533	329,867	328,685	1,182	—
Hungarian Forint,
Expiring 04/22/26	MSI	HUF	141,960	425,575	438,728	—	(13,153)
Indian Rupee,
Expiring 03/18/26	BOA	INR	35,530	393,000	385,922	7,078	—
Expiring 03/18/26	BOA	INR	32,321	356,000	351,070	4,930	—
Expiring 03/18/26	DB	INR	23,692	256,960	257,340	—	(380)
Expiring 03/18/26	GSI	INR	7,479	82,000	81,239	761	—
Expiring 03/18/26	HSBC	INR	45,546	502,000	494,721	7,279	—
Expiring 03/18/26	JPM	INR	16,711	181,558	181,511	47	—
Expiring 03/18/26	SSB	INR	19,187	212,000	208,414	3,586	—
Expiring 03/18/26	SSB	INR	2,202	24,107	23,913	194	—
Expiring 03/18/26	UAG	INR	33,545	364,482	364,367	115	—
Indonesian Rupiah,
Expiring 03/13/26	CITI	IDR	2,031,111	121,340	120,973	367	—
Expiring 03/13/26	HSBC	IDR	5,604,401	329,410	333,799	—	(4,389)
Expiring 03/13/26	HSBC	IDR	2,362,465	140,000	140,709	—	(709)
Expiring 03/13/26	HSBC	IDR	1,575,094	92,910	93,813	—	(903)
Expiring 03/13/26	HSBC	IDR	1,321,543	78,080	78,711	—	(631)
Mexican Peso,
Expiring 03/18/26	BOA	MXN	15,409	848,499	877,789	—	(29,290)
Expiring 03/18/26	DB	MXN	2,307	132,465	131,412	1,053	—
Expiring 03/18/26	MSI	MXN	14,345	792,459	817,170	—	(24,711)
New Taiwanese Dollar,
Expiring 03/18/26	MSI	TWD	10,769	341,000	340,189	811	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	1,839	545,131	545,265	—	(134)
Expiring 03/18/26	CITI	PEN	396	117,000	117,317	—	(317)
Expiring 03/18/26	CITI	PEN	370	109,746	109,802	—	(56)
Expiring 03/18/26	CITI	PEN	260	77,000	77,229	—	(229)
Philippine Peso,
Expiring 03/18/26	CITI	PHP	13,119	221,000	222,295	—	(1,295)
Expiring 03/18/26	CITI	PHP	1,585	26,779	26,853	—	(74)
Expiring 03/18/26	HSBC	PHP	7,498	126,000	127,054	—	(1,054)
Expiring 03/18/26	HSBC	PHP	5,162	87,221	87,463	—	(242)
Expiring 03/18/26	MSI	PHP	108,849	1,838,660	1,844,386	—	(5,726)
Singapore Dollar,
Expiring 03/18/26	BNP	SGD	292	228,000	230,609	—	(2,609)
Expiring 03/18/26	BOA	SGD	147	115,000	115,930	—	(930)
Expiring 03/18/26	BOA	SGD	43	34,465	34,251	214	—
Expiring 03/18/26	CITI	SGD	133	104,000	105,222	—	(1,222)
Expiring 03/18/26	MSI	SGD	4,329	3,364,930	3,414,844	—	(49,914)
South African Rand,
Expiring 03/18/26	BOA	ZAR	3,277	199,660	202,113	—	(2,453)
Expiring 03/18/26	DB	ZAR	1,265	78,651	78,055	596	—
Expiring 03/18/26	GSI	ZAR	35,515	2,084,668	2,190,627	—	(105,959)
Expiring 03/18/26	MSI	ZAR	4,434	267,091	273,503	—	(6,412)
Expiring 03/18/26	MSI	ZAR	3,974	240,000	245,136	—	(5,136)
Expiring 03/18/26	MSI	ZAR	3,312	197,101	204,292	—	(7,191)
South Korean Won,
Expiring 03/18/26	BOA	KRW	146,440	100,000	101,106	—	(1,106)
Expiring 03/18/26	CITI	KRW	1,307,486	892,811	902,718	—	(9,907)
Thai Baht,
Expiring 03/18/26	HSBC	THB	4,583	146,000	146,131	—	(131)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/18/26	JPM	THB	4,931	$157,000	$157,221	$—	$(221)
Expiring 03/18/26	UAG	THB	7,636	244,000	243,463	537	—
				$24,505,245	$24,848,473	52,235	(395,463)
						$493,902	$(532,594)
Cross currency exchange contracts outstanding at January 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	4,271	EUR	175	$—	$(47)	BOA
04/22/26	Buy	RON	1,766	EUR	344	—	(33)	CITI
						$—	$(80)
Credit default swap agreements outstanding at January 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos^	05/07/26	4.750%(M)	180	*	$2,174	$—	$2,174	GSI
Republic of Argentina	06/20/26	5.000%(Q)	125	1.638%	2,331	(1,768)	4,099	BARC
Republic of Argentina	06/20/26	5.000%(Q)	31	1.638%	578	(184)	762	MSI
Republic of Argentina	06/20/27	5.000%(Q)	80	3.450%	2,110	260	1,850	MSI
Republic of Ecuador	06/20/27	5.000%(Q)	100	1.938%	4,696	(428)	5,124	GSI
Republic of Ecuador	06/20/28	5.000%(Q)	200	2.688%	11,506	(2,004)	13,510	GSI
Republic of Ivory Coast	06/20/26	1.000%(Q)	300	0.966%	381	(1,789)	2,170	JPM
Republic of Ivory Coast	06/20/27	1.000%(Q)	150	1.335%	(508)	(3,179)	2,671	MSI
Republic of Panama	06/20/27	1.000%(Q)	500	0.590%	3,355	(1,894)	5,249	MSI
					$26,623	$(10,986)	$37,609

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	1,076	0.477%	$(2,096)	$6,238	$8,334
CDX.EM.37.V2	06/20/27	1.000%(Q)	779	0.569%	(498)	5,445	5,943

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
CDX.EM.39.V1	06/20/28	1.000%(Q)	887	0.736%	$(5,182)	$6,379	$11,561
CDX.EM.41.V1	06/20/29	1.000%(Q)	180	0.935%	444	575	131
					$(7,332)	$18,637	$25,969

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.36.V3	12/20/26	1.000%(Q)	782	$(4,489)	$(4,471)	$(18)	JPM
CDX.EM.36.V3	12/20/26	1.000%(Q)	294	(1,690)	(1,683)	(7)	JPM
				$(6,179)	$(6,154)	$(25)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.40.V1	12/20/28	1.000%(Q)	850	0.832%	$4,882	$4,186	$696	JPM
CDX.EM.41.V1	06/20/29	1.000%(Q)	320	0.935%	1,022	632	390	JPM
					$5,904	$4,818	$1,086
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/ 0.055%	$—	$(49,524)	$(49,524)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(74,771)	(74,771)
BRL	2,210	01/04/27	9.775%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(42,640)	(42,640)
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/ 0.055%	115	(6,690)	(6,805)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/ 0.055%	—	(21,879)	(21,879)
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(1,616)	(1,616)
BRL	12,074	01/04/27	14.048%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(2,546)	(2,546)
BRL	8,776	01/04/27	14.257%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(6,239)	(6,239)
BRL	2,235	01/04/27	14.262%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(1,620)	(1,620)
BRL	5,544	01/04/27	14.298%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(4,516)	(4,516)
BRL	2,877	01/03/28	12.720%(T)	1 Day BROIS(2)(T)/ 0.055%	(228)	(1,625)	(1,397)
BRL	6,785	01/03/28	13.001%(T)	1 Day BROIS(2)(T)/ 0.055%	2,361	2,304	(57)
BRL	3,059	01/03/28	13.400%(T)	1 Day BROIS(2)(T)/ 0.055%	—	2,612	2,612
BRL	2,079	01/02/29	10.960%(T)	1 Day BROIS(2)(T)/ 0.055%	(17,580)	(36,464)	(18,884)
BRL	2,265	01/02/29	12.695%(T)	1 Day BROIS(2)(T)/ 0.055%	—	529	529
BRL	1,009	01/02/29	13.040%(T)	1 Day BROIS(2)(T)/ 0.055%	—	915	915
BRL	1,008	01/02/29	13.045%(T)	1 Day BROIS(2)(T)/ 0.055%	—	945	945
BRL	2,136	01/02/29	13.215%(T)	1 Day BROIS(2)(T)/ 0.055%	—	2,506	2,506
BRL	2,330	01/02/29	13.258%(T)	1 Day BROIS(2)(T)/ 0.055%	—	2,499	2,499
BRL	3,400	01/02/29	13.290%(T)	1 Day BROIS(2)(T)/ 0.055%	—	4,644	4,644
BRL	4,092	01/02/29	13.312%(T)	1 Day BROIS(1)(T)/ 0.055%	—	(10,773)	(10,773)
BRL	2,776	01/02/29	13.450%(T)	1 Day BROIS(2)(T)/ 0.055%	—	6,853	6,853
BRL	776	01/02/31	13.114%(T)	1 Day BROIS(2)(T)/ 0.055%	—	237	237
BRL	3,027	01/02/31	13.260%(T)	1 Day BROIS(2)(T)/ 0.055%	—	5,354	5,354
CLP	212,804	12/22/30	4.810%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	(1,331)	(1,331)
CLP	207,613	12/23/30	4.835%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	(1,567)	(1,567)
CLP	686,225	03/18/31	4.882%(S)	1 Day CLOIS(1)(S)/ 4.500%	(1,372)	(5,662)	(4,290)
CLP	271,501	03/18/31	4.884%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	(2,268)	(2,268)
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/ 4.500%	(450)	391	841
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	—	5,869	5,869
CNH	2,407	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	(1,000)	7,850	8,850
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	—	22,874	22,874
CNH	5,700	06/18/30	1.385%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.599%	(5,242)	(8,023)	(2,781)
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 8.746%	—	936	936
CZK	11,310	06/18/30	3.218%(A)	6 Month PRIBOR(2)(S)/ 3.440%	—	698	698
CZK	2,860	12/17/30	3.745%(A)	6 Month PRIBOR(2)(S)/ 3.440%	—	880	880
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 3.440%	—	(28,003)	(28,003)
CZK	5,913	09/18/34	3.955%(A)	6 Month PRIBOR(2)(S)/ 3.440%	1,998	2,939	941
CZK	5,727	12/17/35	4.153%(A)	6 Month PRIBOR(2)(S)/ 3.440%	—	5,707	5,707
HUF	351,566	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.320%	(6,224)	(31,851)	(25,627)
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 6.320%	—	(14,671)	(14,671)
HUF	70,907	03/18/31	5.928%(A)	6 Month BUBOR(2)(S)/ 6.320%	—	(506)	(506)
HUF	371,598	03/18/31	6.030%(A)	6 Month BUBOR(2)(S)/ 6.320%	2,993	2,312	(681)
HUF	263,440	03/18/31	6.228%(A)	6 Month BUBOR(2)(S)/ 6.320%	—	8,484	8,484
INR	180,000	03/18/28	5.431%(S)	1 Day MIBOR(2)(S)/ 5.530%	—	(11,436)	(11,436)
INR	35,320	06/18/30	5.613%(S)	1 Day MIBOR(2)(S)/ 5.530%	—	(6,870)	(6,870)
INR	18,858	06/18/30	6.075%(S)	1 Day MIBOR(2)(S)/ 5.530%	—	3	3
INR	124,774	09/17/30	5.650%(S)	1 Day MIBOR(2)(S)/ 5.530%	533	(24,647)	(25,180)
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	(309)	454	763
KRW	180,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	3,405	2,777	(628)
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	(2,414)	(1,815)	599
KRW	1,726,156	03/18/28	3.035%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	—	(2,328)	(2,328)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Interest rate swap agreements outstanding at January 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	1,544,210	03/18/28	3.036%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	$—	$(2,062)	$(2,062)
KRW	107,825	12/20/28	3.830%(Q)	3 Month KWCDC(1)(Q)/ 2.730%	(3,058)	(1,352)	1,706
KRW	500,440	06/19/29	3.390%(Q)	3 Month KWCDC(1)(Q)/ 2.730%	(12,418)	(1,614)	10,804
KRW	447,383	12/18/29	2.886%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	3,100	(4,767)	(7,867)
KRW	272,611	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	1,361	(7,239)	(8,600)
KRW	44,232	06/18/30	2.645%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	65	(886)	(951)
KRW	1,335,700	09/17/30	2.469%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	783	(36,066)	(36,849)
KRW	843,324	09/17/30	2.488%(Q)	3 Month KWCDC(2)(Q)/ 2.730%	510	(22,276)	(22,786)
MXN	12,927	12/20/27	7.141%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	—	1,747	1,747
MXN	10,234	12/20/27	7.145%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	—	1,426	1,426
MXN	4,672	12/13/28	7.105%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	—	(778)	(778)
MXN	9,930	12/13/28	7.171%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	—	(652)	(652)
MXN	15,530	09/11/30	7.647%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	—	5,517	5,517
MXN	5,420	09/11/30	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	—	2,056	2,056
MXN	7,085	09/11/30	7.675%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	—	2,966	2,966
MXN	4,420	09/11/30	7.745%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	—	2,565	2,565
MXN	3,119	09/11/30	7.873%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	(3)	2,724	2,727
MXN	20,241	03/12/31	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.279%	1,036	3,661	2,625
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/ 3.790%	—	16,208	16,208
PLN	1,190	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/ 3.790%	(2,697)	(18,090)	(15,393)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 3.790%	—	23,408	23,408
PLN	117	10/25/27	7.900%(A)	6 Month WIBOR(1)(S)/ 3.790%	(3,383)	(2,628)	755
PLN	2,116	12/21/27	6.845%(A)	6 Month WIBOR(1)(S)/ 3.790%	(32,911)	(36,710)	(3,799)
PLN	2,250	06/18/30	3.963%(A)	6 Month WIBOR(2)(S)/ 3.790%	—	17,672	17,672
PLN	2,865	03/18/31	3.942%(A)	6 Month WIBOR(1)(S)/ 3.790%	—	(4,668)	(4,668)
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/ 3.790%	—	(13,113)	(13,113)
THB	79,390	05/06/27	1.180%(Q)	1 Day THOR(2)(Q)/ 1.234%	—	1,267	1,267
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	5,758	(1,009)	(6,767)
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 6.708%	(1,394)	1,974	3,368
ZAR	2,634	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	(286)	(7,945)	(7,659)
ZAR	2,510	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	—	(12,395)	(12,395)
ZAR	686	03/19/30	7.765%(Q)	3 Month JIBAR(2)(Q)/ 6.708%	—	2,034	2,034
ZAR	1,521	03/19/30	7.981%(Q)	3 Month JIBAR(2)(Q)/ 6.708%	235	5,278	5,043
ZAR	7,743	03/19/30	8.060%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	—	(28,285)	(28,285)
ZAR	21,186	09/17/30	7.138%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	—	(31,840)	(31,840)
ZAR	7,119	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/ 6.708%	(4,295)	17,764	22,059
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	93	(14,396)	(14,489)
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	1,662	(15,693)	(17,355)
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/ 6.708%	5,064	(12,251)	(17,315)
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 6.708%	(11)	21,523	21,534
					$(64,203)	$(457,234)	$(393,031)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	$2,923	$(1)	$2,924	GSI
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	2,236	(3)	2,239	JPM
MYR	1,165	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	593	—	593	BOA
MYR	1,170	03/19/30	3.515%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	760	—	760	CITI
					$6,512	$(4)	$6,516

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).